Components Of Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Interest Expense [Line Items]
Match funded liabilities	$ 2,913		$ 3,703
Amortization of debt issuance costs	1,814		2,271
Interest rate swaps	237		281
Interest expense	$ 4,964		$ 6,255